Shareholder Report	12 Months Ended
May 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE CREDIT OPPORTUNITIES FUND, INC.
Entity Central Index Key	0001600600
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2024
C000141380
Shareholder Report [Line Items]
Fund Name	Credit Opportunities Fund
Class Name	Investor Class
Trading Symbol	(PRCPX)
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Credit Opportunities Fund - Investor Class	$86	0.81%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  The high yield market posted solid gains in the year ended May 31, 2024, despite diminished expectations for Federal Reserve rate cuts in 2024. The resilient economy, strong equity returns, and supportive technical conditions bolstered the asset class’s performance.

  Compared with the style-specific Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index, the fund’s off-benchmark allocation to bank loans—which outpaced high yield bonds over the past year—was a leading contributor to relative results, driven by holdings in Asurion and Ultimate Kronos Group. Credit selection in the utilities segment also added value, partly due to energy company Vistra, whose comprehensive hedging program results in a more stable earnings profile and provides opportunities to lock in significant gross margins.

  Selection among cable operators was a notable detractor, largely due to Altice France. In March, the company aggressively moved pending asset sales to an unrestricted subsidiary and threatened to withhold them from creditors unless bondholders took a haircut to their claims. Not owning online used car dealer Carvana held back gains relative to the style-specific benchmark in the information technology sector.

  The fund seeks a combination of long-term capital appreciation and high income. Over the past year, we significantly increased the portfolio’s allocation to the financials segment, largely through additional investments in the insurance brokers subsector. We remained confident in the durability of insurance brokers’ performance through challenging market environments as property and casualty insurance is a nondiscretionary business expense in both good times and bad.

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Credit Opportunities Fund (Investor Class)	11.97%	4.48%	3.57%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	1.31	- 0.17	1.26
Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index (Strategy Benchmark)	11.23	4.18	4.29

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any. Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares. The fund’s past performance is not a good predictor of the fund’s future performance. Updated performance information can be found at www.troweprice.com.

AssetsNet	$ 186,789,000
Holdings Count | Holding	317
Advisory Fees Paid, Amount	$ 412,000
InvestmentCompanyPortfolioTurnover	36.20%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$186,789
Number of Portfolio Holdings	317

Holdings [Text Block]

Credit Quality Allocation* (as a % of Net Assets)

BBB/BB Rated and Above	1.8%
BB Rated	19.5
BB/B Rated	19.8
B Rated	28.8
B/CCC Rated	5.4
CCC Rated and Below	13.6
Not Rated	6.1
Short-Term Holdings	5.0

*Credit ratings for the securities held in the Fund are provided by Moody’s and Standard & Poor’s and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. Split ratings (e.g., BB/B and B/CCC) are assigned when Moody's and S&P differ. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Vistra	3.8%
Talen Energy Supply	2.5
HUB International	2.1
TransDigm	2.0
CCO Holdings	1.7
Jones Deslauriers Insurance Management	1.7
Cloud Software Group	1.6
Navient	1.6
Asurion	1.6
UKG	1.6

Material Fund Change [Text Block]
C000141381
Shareholder Report [Line Items]
Fund Name	Credit Opportunities Fund
Class Name	Advisor Class
Trading Symbol	(PAOPX)
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Credit Opportunities Fund - Advisor Class	$96	0.91%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  The high yield market posted solid gains in the year ended May 31, 2024, despite diminished expectations for Federal Reserve rate cuts in 2024. The resilient economy, strong equity returns, and supportive technical conditions bolstered the asset class’s performance.

  Compared with the style-specific Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index, the fund’s off-benchmark allocation to bank loans—which outpaced high yield bonds over the past year—was a leading contributor to relative results, driven by holdings in Asurion and Ultimate Kronos Group. Credit selection in the utilities segment also added value, partly due to energy company Vistra, whose comprehensive hedging program results in a more stable earnings profile and provides opportunities to lock in significant gross margins.

  Selection among cable operators was a notable detractor, largely due to Altice France. In March, the company aggressively moved pending asset sales to an unrestricted subsidiary and threatened to withhold them from creditors unless bondholders took a haircut to their claims. Not owning online used car dealer Carvana held back gains relative to the style-specific benchmark in the information technology sector.

  The fund seeks a combination of long-term capital appreciation and high income. Over the past year, we significantly increased the portfolio’s allocation to the financials segment, largely through additional investments in the insurance brokers subsector. We remained confident in the durability of insurance brokers’ performance through challenging market environments as property and casualty insurance is a nondiscretionary business expense in both good times and bad.

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Credit Opportunities Fund (Advisor Class)	11.59%	4.31%	3.42%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	1.31	- 0.17	1.26
Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index (Strategy Benchmark)	11.23	4.18	4.29

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any. Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares. The fund’s past performance is not a good predictor of the fund’s future performance. Updated performance information can be found at www.troweprice.com.

AssetsNet	$ 186,789,000
Holdings Count | Holding	317
Advisory Fees Paid, Amount	$ 412,000
InvestmentCompanyPortfolioTurnover	36.20%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$186,789
Number of Portfolio Holdings	317

Holdings [Text Block]

Credit Quality Allocation* (as a % of Net Assets)

BBB/BB Rated and Above	1.8%
BB Rated	19.5
BB/B Rated	19.8
B Rated	28.8
B/CCC Rated	5.4
CCC Rated and Below	13.6
Not Rated	6.1
Short-Term Holdings	5.0

*Credit ratings for the securities held in the Fund are provided by Moody’s and Standard & Poor’s and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. Split ratings (e.g., BB/B and B/CCC) are assigned when Moody's and S&P differ. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Vistra	3.8%
Talen Energy Supply	2.5
HUB International	2.1
TransDigm	2.0
CCO Holdings	1.7
Jones Deslauriers Insurance Management	1.7
Cloud Software Group	1.6
Navient	1.6
Asurion	1.6
UKG	1.6

Material Fund Change [Text Block]
C000177210
Shareholder Report [Line Items]
Fund Name	Credit Opportunities Fund
Class Name	I Class
Trading Symbol	(TCRRX)
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Credit Opportunities Fund - I Class	$60	0.57%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  The high yield market posted solid gains in the year ended May 31, 2024, despite diminished expectations for Federal Reserve rate cuts in 2024. The resilient economy, strong equity returns, and supportive technical conditions bolstered the asset class’s performance.

  Compared with the style-specific Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index, the fund’s off-benchmark allocation to bank loans—which outpaced high yield bonds over the past year—was a leading contributor to relative results, driven by holdings in Asurion and Ultimate Kronos Group. Credit selection in the utilities segment also added value, partly due to energy company Vistra, whose comprehensive hedging program results in a more stable earnings profile and provides opportunities to lock in significant gross margins.

  Selection among cable operators was a notable detractor, largely due to Altice France. In March, the company aggressively moved pending asset sales to an unrestricted subsidiary and threatened to withhold them from creditors unless bondholders took a haircut to their claims. Not owning online used car dealer Carvana held back gains relative to the style-specific benchmark in the information technology sector.

  The fund seeks a combination of long-term capital appreciation and high income. Over the past year, we significantly increased the portfolio’s allocation to the financials segment, largely through additional investments in the insurance brokers subsector. We remained confident in the durability of insurance brokers’ performance through challenging market environments as property and casualty insurance is a nondiscretionary business expense in both good times and bad.

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception 11/29/2016
Credit Opportunities Fund (I Class)	12.26%	4.74%	5.15%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	1.31	- 0.17	0.96
Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index (Strategy Benchmark)	11.23	4.18	4.75

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any. Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares. The fund’s past performance is not a good predictor of the fund’s future performance. Updated performance information can be found at www.troweprice.com.

AssetsNet	$ 186,789,000
Holdings Count | Holding	317
Advisory Fees Paid, Amount	$ 412,000
InvestmentCompanyPortfolioTurnover	36.20%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$186,789
Number of Portfolio Holdings	317

Holdings [Text Block]

Credit Quality Allocation* (as a % of Net Assets)

BBB/BB Rated and Above	1.8%
BB Rated	19.5
BB/B Rated	19.8
B Rated	28.8
B/CCC Rated	5.4
CCC Rated and Below	13.6
Not Rated	6.1
Short-Term Holdings	5.0

*Credit ratings for the securities held in the Fund are provided by Moody’s and Standard & Poor’s and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. Split ratings (e.g., BB/B and B/CCC) are assigned when Moody's and S&P differ. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Vistra	3.8%
Talen Energy Supply	2.5
HUB International	2.1
TransDigm	2.0
CCO Holdings	1.7
Jones Deslauriers Insurance Management	1.7
Cloud Software Group	1.6
Navient	1.6
Asurion	1.6
UKG	1.6

Material Fund Change [Text Block]